Annual Total Returns (Vanguard Wellesley Income Fund - Admiral Shares Participant:) (Vanguard Wellesley Income Fund, Vanguard Wellesley Income Fund - Admiral Shares)	12 Months Ended
Sep. 30, 2013
Vanguard Wellesley Income Fund | Vanguard Wellesley Income Fund - Admiral Shares
Annual Total Return
2013	9.27%
2012	10.10%
2011	9.74%
2010	10.71%
2009	16.14%
2008	(9.79%)
2007	5.76%
2006	11.39%
2005	3.56%
2004	7.70%